Property and Equipment - Summary of Property and Equipment (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	$ 447
Ending balance	386	$ 447
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	1,296	1,370
Capital expenditures	38	59
Leases	52	80
Acquisitions	8	2
Removed from service	(27)	(156)
Disposals of businesses and property	(278)	(88)
Translation and other, net	(57)	29
Ending balance	1,032	1,296
Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(849)	(956)
Depreciation	(113)	(116)
Removed from service	27	156
Disposals of businesses and property	242	78
Translation and other, net	47	(11)
Ending balance	(646)	(849)
Land, buildings and building improvements [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	326
Ending balance	270	326
Land, buildings and building improvements [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	801	838
Capital expenditures	9	19
Leases	30	65
Acquisitions	7	1
Removed from service	(2)	(70)
Disposals of businesses and property	(196)	(64)
Translation and other, net	(29)	12
Ending balance	620	801
Land, buildings and building improvements [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(475)	(526)
Depreciation	(61)	(67)
Removed from service	2	70
Disposals of businesses and property	161	56
Translation and other, net	23	(8)
Ending balance	(350)	(475)
Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	55
Ending balance	52	55
Computer equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	228	267
Capital expenditures	14	23
Leases	20	14
Acquisitions	1	1
Removed from service	(24)	(73)
Disposals of businesses and property	0	(9)
Translation and other, net	(22)	5
Ending balance	217	228
Computer equipment [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(173)	(219)
Depreciation	(35)	(33)
Removed from service	24	73
Disposals of businesses and property	0	9
Translation and other, net	19	(3)
Ending balance	(165)	(173)
Furniture, fixtures and other equipment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	66
Ending balance	64	66
Furniture, fixtures and other equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	267	265
Capital expenditures	15	17
Leases	2	1
Acquisitions	0	0
Removed from service	(1)	(13)
Disposals of businesses and property	(82)	(15)
Translation and other, net	(6)	12
Ending balance	195	267
Furniture, fixtures and other equipment [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(201)	(211)
Depreciation	(17)	(16)
Removed from service	1	13
Disposals of businesses and property	81	13
Translation and other, net	5	0
Ending balance	$ (131)	$ (201)